Unaudited Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)		Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock		Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported Convertible preferred stock	Previously Reported	Revision of Prior Period, Adjustment Convertible preferred stock	Revision of Prior Period, Adjustment	Series B-1	Convertible preferred stock	Total
Beginning balance (in shares) at Dec. 31, 2019																8,697,229
Ending balance (in shares) at Dec. 31, 2020											15,717,345		33,366,839		5,672,925	15,717,345	15,717,345
Ending balance at Dec. 31, 2020											$ 156,848,000				$ 62,985,000	$ 156,848,000	$ 156,848,000
Beginning balance (in shares) at Dec. 31, 2019				13,635,614
Beginning balance at Dec. 31, 2019				$ 0	[1]			$ 2,785,000		$ (50,348,000)							(47,563,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class AA common stock upon exercise of vested stock options, including stock options exercised via promissory notes								21,000									21,000
Net loss																	(9,712,000)
Ending balance (in shares) at Dec. 31, 2020		22,773,377	48,346,309	71,119,686
Ending balance at Dec. 31, 2020						$ 52,561,000		52,561,000	$ (60,060,000)	(60,060,000)		$ (7,499,000)					$ (7,499,000)
Ending balance (in shares) at Dec. 31, 2020											15,717,345		33,366,839		5,672,925	15,717,345	15,717,345
Ending balance at Dec. 31, 2020											$ 156,848,000				$ 62,985,000	$ 156,848,000	$ 156,848,000
Ending balance (in shares) at Dec. 31, 2020		22,773,377	48,346,309	71,119,686
Ending balance at Dec. 31, 2020						52,561,000		52,561,000	(60,060,000)	(60,060,000)		$ (7,499,000)					(7,499,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series B-1 convertible preferred stock upon conversion of convertible notes and accrued interest (in shares)															27,947
Issuance of Series B-1 convertible preferred stock upon conversion of convertible notes and accrued interest															$ 111,000
Ending balance (in shares) at Mar. 31, 2021																49,112,131
Ending balance at Mar. 31, 2021																$ 156,959,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class AA common stock upon exercise of vested stock options, including stock options exercised via promissory notes (in shares)				473,658
Issuance of Class AA common stock upon exercise of vested stock options, including stock options exercised via promissory notes								168,000									168,000
Issuance of Class AA common stock upon early exercise of unvested stock options (in shares)				1,672,270
Vesting of early exercised stock options and restricted stock awards								11,000								$ 15,717,345	11,000
Stock-based compensation expense								1,259,000									1,259,000
Net loss										938,000							938,000
Ending balance (in shares) at Mar. 31, 2021				73,265,614
Ending balance at Mar. 31, 2021								53,999,000		(59,122,000)							$ (5,123,000)
Beginning balance (in shares) at Dec. 31, 2020											15,717,345		33,366,839		5,672,925	15,717,345	15,717,345
Beginning balance at Dec. 31, 2020											$ 156,848,000				$ 62,985,000	$ 156,848,000	$ 156,848,000
Ending balance (in shares) at Dec. 31, 2021												23,668,198		50,245,951	42,133,496	23,668,198	73,914,149
Ending balance at Dec. 31, 2021												$ 246,056,000			$ 150,553,000		$ 246,056,000
Beginning balance (in shares) at Dec. 31, 2020		22,773,377	48,346,309	71,119,686
Beginning balance at Dec. 31, 2020						52,561,000		52,561,000	(60,060,000)	(60,060,000)		(7,499,000)					(7,499,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unissued common stock (in shares)	[2]		(210,302)
Issuance of common stock upon settlement of promissory notes								(39,722,000)									(39,722,000)
Net loss																	(18,499,000)
Ending balance (in shares) at Dec. 31, 2021			43,031,139	63,090,701
Ending balance at Dec. 31, 2021		$ 20,269,864	$ 5,000	$ 5,000		$ 25,919,000	$ (5,000)	25,914,000	$ (78,559,000)	(78,559,000)		$ (52,640,000)					$ (52,640,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock to common stock (in shares)																	(73,914,149)
Conversion of preferred stock to common stock																	$ (246,056,000)
Ending balance (in shares) at Mar. 31, 2022																	0
Ending balance at Mar. 31, 2022																	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Pre-close exercise of vested options (in shares)				190,505
Pre-close exercise of vested options								102,000									102,000
Pre-close exercise of unvested options (in shares)				4,472
Pre-close issuance common stock for services (in shares)				62,952
Pre-close issuance common stock for services								621,000									621,000
Conversion of preferred stock to common stock (in shares)				73,914,149
Conversion of preferred stock to common stock				$ 7,000				246,049,000									246,056,000
Conversion of May 2020 and October 2020 preferred stock warrants of Legacy Forge to common stock warrants								2,949,000									2,949,000
Issuance of common stock upon settlement of promissory notes				$ 2,000				4,205,000									4,207,000
Issuance of common stock upon Merger (net of redemptions), including PIPE and A&R FPA investors, net of transaction costs (in shares)				31,961,047
Issuance of common stock upon Merger (net of redemptions), including PIPE and A&R FPA investors, net of transaction costs				$ 3,000				140,808,000									$ 140,811,000
Issuance of Class AA common stock upon exercise of vested stock options, including stock options exercised via promissory notes (in shares)																	194,977
Vesting of early exercised stock options and restricted stock awards								409,000									$ 409,000
Stock-based compensation expense								7,948,000									7,948,000
Net loss										(64,424,000)							(64,424,000)
Ending balance (in shares) at Mar. 31, 2022				169,223,826
Ending balance at Mar. 31, 2022				$ 17,000				$ 429,005,000		$ (142,983,000)							$ 286,039,000

[1]	amount less than 1
[2]	This amount represents shares that were not issued upon the closing of the Merger (see Note 3) as a result of a shareholder’s demand for appraisal rights. If the appraisal rights demand is withdrawn or not perfected with the Delaware Court of Chancery, these shares will be issued to the shareholder.